Cash, cash equivalents and short-term time deposits - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 bank position	Dec. 31, 2021 position bank
CHF
Disclosure Of Detailed Information About Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Number of short-term time deposit positions | position	6	1
Number of banks where deposits are held | bank	3	1
USD
Disclosure Of Detailed Information About Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Number of short-term time deposit positions | position	3	3
Number of banks where deposits are held | bank	3	2
EUR
Disclosure Of Detailed Information About Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Number of short-term time deposit positions | position	1
Number of banks where deposits are held | bank	1